Offerings	Oct. 30, 2026 USD ($)
Offering: 1
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-275123
Carry Forward Initial Effective Date	Nov. 02, 2023
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-275123
Carry Forward Initial Effective Date	Nov. 02, 2023
Offering: 3
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-275123
Carry Forward Initial Effective Date	Nov. 02, 2023
Offering: 4
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-275123
Carry Forward Initial Effective Date	Nov. 02, 2023
Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Rights
Carry Forward Form Type	S-3
Carry Forward File Number	333-275123
Carry Forward Initial Effective Date	Nov. 02, 2023
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-275123
Carry Forward Initial Effective Date	Nov. 02, 2023
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 100,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-275123
Carry Forward Initial Effective Date	Nov. 02, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 14,760.00
Offering Note	The Amount to be registered consists of $100,000,000 of an indeterminate amount of common stock, preferred stock, debt securities, warrants, rights and units that may be offered and sold from time to time in one or more offerings. There is also being registered hereunder such currently indeterminate number of common stock, preferred stock, debt securities or other securities as may be issued upon conversion, exercise, exchange or settlement of any securities registered hereunder. Except as provided in Rule 462(b) under the Securities Act of 1933, as amended (the "Securities Act"), in no event will the aggregate offering price of all types of securities issued by the Registrant pursuant to this registration statement exceed $100,000,000. The securities registered hereunder include up to $100,000,000 of shares of common stock that may be offered, issued and sold under the at the market offering agreement with H.C. Wainwright & Co., LLC, Roth Capital Partners, LLC and StoneX Financial Inc., which shares are included in, and not in addition to, the $100,000,000 aggregate offering price registered hereunder. Pursuant to Rule 416 under the Securities Act, this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or similar transaction. Pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables in Item 16(b) of Form S-3, the table lists each of the classes of securities being registered and the aggregate proceeds to be raised, but does not specify by each class information as to the amount to be registered, proposed maximum offering price per unit, and proposed maximum aggregate offering price. The proposed maximum offering price per unit will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder. Units may consist of some or all of the securities listed above, in any combination. The $100,000,000 maximum aggregate offering price registered hereunder consists entirely of Unsold Securities carried forward pursuant to Rule 415(a)(6), as described below. Accordingly, the maximum aggregate offering price of newly registered securities is $0 and, at the fee rate of $87.00 per $1,000,000 (0.0000870) in effect for fiscal year 2027, no registration fee is due in connection with this registration statement. Pursuant to Rule 415(a)(6) under the Securities Act, the $100,000,000 of securities registered pursuant to this registration statement includes $100,000,000 of unsold securities (the "Unsold Securities") previously registered on our registration statement on Form S-3 (File No. 333-275123), which was initially filed with the Securities and Exchange Commission on October 20, 2023 and declared effective on November 2, 2023 (the "Prior Registration Statement"). In connection with the registration of the Unsold Securities on the Prior Registration Statement, we paid a registration fee of $14,760 (calculated at the fee rate of $147.60 per $1,000,000 then in effect), which will continue to be applied to the Unsold Securities. Pursuant to Rule 415(a)(5)(ii) under the Securities Act, we may continue to offer and sell Unsold Securities under the Prior Registration Statement until the earlier of the effective date of this registration statement and 180 days after the third anniversary of the initial effective date of the Prior Registration Statement. If, after the filing date hereof and prior to the effectiveness of this registration statement, we sell any Unsold Securities pursuant to the Prior Registration Statement, we will identify in a pre-effective amendment to this registration statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6) and the updated amount of new securities to be registered on this registration statement. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.